Customer accounts and amounts due to banks (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Customer Accounts and Amounts Due to Bank

As of December 31, 2017 and 2016, customer accounts and amounts due to banks consisted of the following:

	As of December 31, 2016	As of December 31, 2017
Due to banks	1,207	1,390
Due to individuals	34	110
Due to legal entities	1,101	1,571
Term deposits	—	111

Total customer accounts and amounts due to banks	2,342	3,182